Label	Element	Value
Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that match the performance of the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in Choosing a Share Class on page 17 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 51 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has only recently commenced investment operations, no portfolio turnover information is available for the Fund at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following Example makes the same assumptions as the Example above, except that is assumes you do not sell your shares at the end of the period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of issuers included in the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index (the “Index”).

The Index is an unmanaged index created by the Fund’s investment adviser consisting of the common stock of the 100 highest dividend yielding stocks of the CEMP US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization measured at the time the Index’s constituent securities are determined. To be eligible for inclusion in the Index, a company must have positive earnings in each of the four most recent quarters. The Index may include fewer than 100 stocks depending on the number of companies meeting the Index’s criteria. As of July 31, 2015, the Index had a market capitalization range from $373.5 billion to $5.0 billion.

Index securities are weighted based on the volatility of each security relative to the average volatility of all Index constituents. For purposes of the Index, volatility is defined as a company’s annualized standard deviation of daily price changes over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP US Large Cap High Dividend 100 Volatility Weighted Index, which is composed of the same securities as in the Index but without any allocation to cash. During a period of market decline, defined as a decline of 8% or more from the all-time highest daily closing value (“all-time daily high value”) of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index compared to its most recent month-end closing value, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.

If the value of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index declines 8% or more, the Index will liquidate 75% of the stocks included in the Index. The Index will reinvest in stocks as follows:

•      The Index will return to being fully invested if the month-end value of the stocks in the CEMP US Large Cap High Dividend 100 Volatility Weighted Index returns to a level that is less than an 8% decline from its all-time daily high value.

•      If the CEMP US Large Cap High Dividend 100 Volatility Weighted Index declines by 16% (or more) from its all-time daily high value, 25% of the Index will be reinvested back into the stocks of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index at their current securities weightings.

•      If the CEMP US Large Cap High Dividend 100 Volatility Weighted Index declines by 24% (or more) from its all-time daily high value, another 25% of the Index will be reinvested back into the stocks of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index at their current securities weightings.

•      If the CEMP US Large Cap High Dividend 100 Volatility Weighted Index declines by 32% (or more) from its all-time daily high value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.

The Index’s exposure to the market is dictated by a mathematical index construction algorithm.  The Index will make any prescribed liquidation or reinvestment in stocks in accordance with this algorithm only at month end.

During any periods of unfavorable market conditions, when the Index’s exposure to the market is less than 100%, the uninvested portion of the Index will be invested in short-term fixed income securities.  The Fund will invest the portion of its portfolio corresponding to the Index’s uninvested assets primarily in fixed income securities, including US Treasury bills and notes, commercial paper and corporate bonds. With respect to such fixed income investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the Fund’s fixed income investments may be composed of lower-quality corporate bonds rated B- or higher, which are commonly referred to as “junk bonds.”

The Fund seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index.

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

•Dividend Strategy Risk. The Fund’s high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.

•Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•Index Risk. Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not be able to immediately react to changes in market conditions that occur between reallocations.

•Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

•Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

•Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

•Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

•Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available by calling 1-866-376-7890.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-376-7890
Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund | Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	rr_ShareholderFeeOther	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.39%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,416
Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund | Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Wire Redemption Fee (per wire redemption; deducted directly from account)	rr_ShareholderFeeOther	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.10%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.74%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 277
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,109
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,109
Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund | Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	rr_ShareholderFeeOther	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 380

[1]	Estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.74%, and 0.74% of the Fund's Class A, Class C, and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.
[3]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.